CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2023 Corporate Bond ETF
Guggenheim BulletShares 2024 Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim BulletShares 2021 High Yield Corporate Bond ETF
Guggenheim BulletShares 2022 High Yield Corporate Bond ETF
(the “Funds”)

Supplement to the currently effective Summary Prospectuses, Prospectus and Statement of Additional Information for the above-listed Funds

Effective immediately, the second paragraph in the “Management” section of the Summary Prospectus and in the “Management” subsection of the “Summary Information” section of the Prospectus for each Fund (except the Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF) is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Manging Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013. Mrs. Loncar has managed the Fund’s portfolio since January 2014. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the second paragraph in the “Management” section of the Summary Prospectus and in the “Management” subsection of the “Summary Information” section of the Prospectus for the Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King and Mrs. Loncar have each managed the Fund’s portfolio since the Fund’s inception. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the first paragraph in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the portfolios of the Guggenheim BulletShares Corporate Bond ETFs' portfolios and the Guggenheim BulletShares High Yield Corporate Bond ETFs’ portfolios are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King have managed each Fund’s (except the Guggenheim BulletShares 2023-2024 Corporate Bond ETFs and Guggenheim BulletShares 2021-2022 High Yield Corporate Bond ETFs) portfolio since December 2013. Mrs. Loncar has managed each Fund’s (except the Guggenheim BulletShares 2023-2024 Corporate Bond ETFs and Guggenheim BulletShares 2021-2022 High Yield Corporate Bond ETFs) portfolio since January 2014. Messrs. Byrum and King and Mrs. Loncar have managed the portfolios of the Guggenheim BulletShares 2023 Corporate Bond ETF, Guggenheim BulletShares 2024 Corporate Bond ETF, Guggenheim BulletShares 2021 High Yield Corporate Bond ETF and Guggenheim BulletShares 2022 High Yield Corporate Bond ETF since the Funds’ inception. Mr. Neisewander has managed each Fund’s portfolio since May 2016.

Effective immediately, the sixth and seventh paragraphs in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus are hereby deleted and replaced with the following:

Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. Mr. Neisewander is a member of the ETF Portfolio Management team. Prior to joining Guggenheim Investments, Mr. Neisewander held Analyst and Portfolio Management roles within the multi-asset team at UBS Global Asset Management from 2005 to 2014. Prior to his time at UBS, Mr. Neisewander focused on the development and implementation of asset allocation models while a Senior Analyst at Ibbotson Associates. Mr. Neisewander holds an MBA and B.S. degree in Finance from the Roosevelt University.

Effective immediately, the “Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager of Guggenheim Investments, James R. King, CFA, Managing Director and Portfolio Manager of Guggenheim Investments, Drina Loncar, CFA, Director and Portfolio Manager of Guggenheim Investments, and Jeremy Neisewander, Portfolio Manager of Guggenheim Investments, serve as portfolio managers for each Fund and are responsible for the day-to-day management of each Fund’s portfolio.

Effective immediately, the fourth and fifth tables in the “Other Accounts Managed by Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information are hereby deleted and replaced with the following:

Jeremy Neisewander*

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN THE ACCOUNTS	NUMBER OF ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE	TOTAL ASSETS IN THE ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*The information presented for Jeremy Neisewander is as of April 30, 2016.

Effective immediately, the “Securities Ownership of the Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers. As of May 31, 2015, Messrs. Byrum and King and Mrs. Loncar did not own Shares of any Fund. As of April 30, 2016, Mr. Neisewander did not own Shares of any Fund.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 13, 2016	BULLETS-COMBO-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2025 Corporate Bond ETF
(the “Fund”)

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the Fund

Effective immediately, the second paragraph in the “Management” section of the Summary Prospectus and in the “Management” subsection of the “Summary Information” section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King and Mrs. Loncar have each managed the Fund’s portfolio since its inception. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the first paragraph in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the Fund's portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King and Mrs. Loncar have managed the Fund's portfolio since its inception. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the fifth and sixth paragraphs in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus are hereby deleted and replaced with the following:

Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. Mr. Neisewander is a member of the ETF Portfolio Management team. Prior to joining Guggenheim Investments, Mr. Neisewander held Analyst and Portfolio Management roles within the multi-asset team at UBS Global Asset Management from 2005 to 2014. Prior to his time at UBS, Mr. Neisewander focused on the development and implementation of asset allocation models while a Senior Analyst at Ibbotson Associates. Mr. Neisewander holds an MBA and B.S. degree in Finance from the Roosevelt University.

Effective immediately, the “Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager of Guggenheim Investments, James R. King, CFA, Managing Director and Portfolio Manager of Guggenheim Investments, Drina Loncar, CFA, Director and Portfolio Manager of Guggenheim Investments, and Jeremy Neisewander, Portfolio Manager of Guggenheim Investments, serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund’s portfolio.

Effective immediately, the fourth and fifth tables in the “Other Accounts Managed by Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information are hereby deleted and replaced with the following:

Jeremy Neisewander*

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN THE ACCOUNTS	NUMBER OF ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE	TOTAL ASSETS IN THE ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*The information presented for Jeremy Neisewander is as of April 30, 2016.

Effective immediately, the “Securities Ownership of the Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers.  As of April 30, 2016, none of the portfolio managers owned any Shares of the Fund.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 13, 2016	BULLETS-COMBO-SUP-2

CLAYMORE EXCHANGE-TRADED FUND TRUST

Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
(the “Fund”)

Supplement to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the Fund

Effective immediately, the second paragraph in the “Management” section of the Summary Prospectus and in the “Management” subsection of the “Summary Information” section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King and Mrs. Loncar have each managed the Fund’s portfolio since its inception. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the first paragraph in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager, James R. King, CFA, Managing Director and Portfolio Manager, Drina Loncar, CFA, Director and Portfolio Manager, and Jeremy Neisewander, Portfolio Manager. Messrs. Byrum and King and Mrs. Loncar have managed the Fund’s portfolio since its inception. Mr. Neisewander has managed the Fund’s portfolio since May 2016.

Effective immediately, the fifth and sixth paragraphs in the “Portfolio Managers” subsection of the “Investment Management Services” section of the Prospectus are hereby deleted and replaced with the following:

Mr. Neisewander is a Portfolio Manager of Guggenheim Investments and joined Guggenheim Investments in May 2014. Mr. Neisewander is a member of the ETF Portfolio Management team. Prior to joining Guggenheim Investments, Mr. Neisewander held Analyst and Portfolio Management roles within the multi-asset team at UBS Global Asset Management from 2005 to 2014. Prior to his time at UBS, Mr. Neisewander focused on the development and implementation of asset allocation models while a Senior Analyst at Ibbotson Associates. Mr. Neisewander holds an MBA and B.S. degree in Finance from the Roosevelt University.

Effective immediately, the “Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Managers. Michael P. Byrum, CFA, Senior Managing Director and Portfolio Manager of Guggenheim Investments, James R. King, CFA, Managing Director and Portfolio Manager of Guggenheim Investments, Drina Loncar, CFA, Director and Portfolio Manager of Guggenheim Investments, and Jeremy Neisewander, Portfolio Manager of Guggenheim Investments, serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund’s portfolio.

Effective immediately, the fourth and fifth tables in the “Other Accounts Managed by Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information are hereby deleted and replaced with the following:

Jeremy Neisewander*

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN THE ACCOUNTS	NUMBER OF ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE	TOTAL ASSETS IN THE ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*The information presented for Jeremy Neisewander is as of April 30, 2016.

Effective immediately, the “Securities Ownership of the Portfolio Managers” subsection of the “Management” section of the Statement of Additional Information is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers.  As of April 30, 2016, none of the portfolio managers owned any Shares of the Fund.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 13, 2016	BULLETS-COMBO-SUP-3